Roundhill Sports Betting & iGaming ETF
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.9%
Advertising — 0.2%
XLMedia PLC (a)	952,823	$274,079

Commercial Services — 1.7%
QIWI PLC - ADR (a)	130,690	2,267,472

Entertainment — 81.3% (d)
888 Holdings PLC (a)	767,685	2,501,023
Aspire Global PLC (a)(b)(c)	107,376	463,096
Bet-At-Home.com AG (a)	33,939	1,416,828
Betmakers Technology Group Ltd. (a)(b)	3,457,391	1,003,622
Betsson AB (a)(b)	434,863	3,352,575
Caesars Entertainment, Inc. (b)	63,213	3,543,721
Churchill Downs, Inc.	26,499	4,341,066
DraftKings, Inc. - Class A (b)	152,847	8,993,518
Enlabs AB (a)(b)	251,492	880,924
Evolution Gaming Group AB (a)(c)	31,746	2,109,779
Flutter Entertainment PLC (a)(b)	37,153	5,883,883
Gamesys Group PLC (a)	206,275	3,178,754
Gaming Realms PLC (a)(b)	762,654	210,011
GAN Ltd. (a)(b)	217,229	3,671,170
GVC Holdings PLC (a)(b)	489,962	6,169,578
International Game Technology PLC	237,359	2,641,806
Kambi Group PLC (a)(b)	117,392	3,843,112
Kindred Group PLC - SDR (a)	820,297	5,970,296
LeoVegas AB (a)(c)	475,562	2,018,083
OPAP S.A. (a)	354,442	3,366,652
Penn National Gaming, Inc. (b)	106,917	7,772,866
PointsBet Holdings Pty Ltd. (a)(b)	1,498,999	11,345,716
Scientific Games Corp. (b)	227,901	7,956,024
Tabcorp Holdings Ltd. (a)	1,684,941	4,033,646
William Hill PLC (a)	3,564,831	12,812,026
		109,479,775
Holding Companies-Divers — 1.8%
Landcadia Holdings II, Inc. - Class A (b)	170,602	2,451,551

Internet - 3.3%
Catena Media PLC (a)(b)	869,958	3,775,326
Gaming Innovation Group, Inc. (a)(b)	278,542	236,668
Score Media and Gaming, Inc. (a)(b)	918,737	495,220
		4,507,214
Lodging — 6.5%
Boyd Gaming Corp.	114,221	3,505,443
MGM Resorts International	142,896	3,107,988
Wynn Resorts Ltd.	29,025	2,084,285
		8,697,716
Software — 5.1%
Better Collective A/S (a)(b)	33,920	464,268
NetEnt AB (a)(b)	246,752	2,109,109
Playtech PLC (a)(b)	921,000	4,318,583
		6,891,960

TOTAL COMMON STOCKS (Cost $106,931,612)		134,569,767

TOTAL INVESTMENTS — 99.9% (Cost $106,931,612)		134,569,767
Other assets and liabilities, net — 0.1%		97,839
NET ASSETS — 100.0%		$134,667,606

ADR	American Depositary Receipt
PLC	Public Limited Company
SDR	Special Drawing Rights
(a)	Foreign issued security, or represents a foreign issued security.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	34.4%
Britain	14.8%
Australia	12.2%
Malta	10.6%
Isle of Man	7.8%
Sweden	7.7%
Ireland	4.4%
Greece	2.5%
Gibraltar	1.9%
Cyprus	1.7%
Germany	1.0%
Canada	0.4%
Denmark	0.3%
Jersey	0.2%
Total Country	99.9%
TOTAL INVESTMENTS	99.9%
Other assets and liabilities, net	0.1%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$134,569,767	$-	$-	$134,569,767
Total Investments in Securities	$134,569,767	$-	$-	$134,569,767

* See the Schedule of Investments for industry classifications.